Significant Accounting policies (Tables)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies [Abstract]
Finite lived acquired intangible assets
Intangible assets/liabilities	Years
Tradenames	10
Software	10
Fair value of above market acquired time charters/ drilling contracts	Over remaining contract term
Fair value of below market acquired time charters/ drilling contracts	Over remaining contract term